COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF REMAINING ANNUAL RENTAL PAYMENTS LEASE	Remaining annual lease payments to the lease expiration dates are as follows:
2025	$256,434
2026 and beyond	834,207

$1,090,641